Statutory Surplus Reserves - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 33,533		$ 26,643
Dividends payable, current	5,128		0
Restricted paid in capital, additional paid in capital and statutory surplus reserves	85,446	¥ 588	75,447	¥ 519
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	225,014		154,437
Common Shares
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	0		0
Preferred shareholders
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	5,128		0
Sinovac Beijing
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 0		$ 0		$ 0